Reportable Segments (Assets Segments)(Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets	$ 79,011	$ 71,189	$ 64,279
Investment In ETP [Member]
Assets	70,191	65,173	62,518
Investment In Sunoco LP [Member]
Assets	8,701	8,842	8,773
Investment in Lake Charles LNG [Member]
Assets	1,508	1,369	1,210
Corporate and Other [Member]
Assets	711	638	1,119
Adjustments and Eliminations [Member]
Assets	$ (2,100)	$ (4,833)	$ (9,341)